Earnings Per Share - Summary of Weighted Average Number of Ordinary Shares (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares outstanding beginning balance	23,947	23,947	23,947
Effect of shares issued	620	0	0
Weighted average number of ordinary shares outstanding ending balance	24,567	23,947	23,947